Financial risk management - Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 681,905,714	₩ 635,883,853
Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	487,523,988	444,195,263
Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	14,058,051	15,099,247
Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	199,809,576	177,454,344
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	27,228,308	21,981,065
Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	218,713,457	202,763,657
Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	27,714,596	26,896,950
Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,915,396	1,789,305
Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	134,609	238,740
Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,780,787	1,550,565
Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	67,134,121	65,575,798
Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	92,016,210	88,637,000
Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	33,315,999	35,686,487
Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,509,195	18,374,287
Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	218,980,794	212,078,870
Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	241,489,989	230,453,157
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	143,810,358	132,570,859
Finance and insurance | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	63,104,471	54,475,271
Finance and insurance | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,495,577	14,677,168
Finance and insurance | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	27,042,097	21,767,450
Finance and insurance | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,485,184	17,974,146
Finance and insurance | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	81,613	56,507
Finance and insurance | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	894,745	1,068,639
Finance and insurance | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	35,450	30,743
Finance and insurance | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	859,295	1,037,896
Finance and insurance | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	34,194,979	35,228,859
Finance and insurance | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	35,854,914	30,283,670
Finance and insurance | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	9,761,249	11,514,420
Finance and insurance | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,733,957	2,518,182
Finance and insurance | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,218,204	17,773,113
Finance and insurance | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	21,952,161	20,291,295
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	69,206,853	65,006,333
Manufacturing | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	62,524,251	58,615,212
Manufacturing | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	62,200,259	58,338,956
Manufacturing | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	323,992	276,256
Manufacturing | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	391,667	235,232
Manufacturing | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	391,667	235,232
Manufacturing | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,634,273	3,211,188
Manufacturing | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,636,678	2,934,740
Manufacturing | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	19,984	9,961
Manufacturing | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	11,712,348	9,139,168
Manufacturing | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	34,199,306	32,356,393
Manufacturing | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	45,911,654	41,495,561
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	26,037,906	25,818,275
Retail and wholesale | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,736,315	23,802,720
Retail and wholesale | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,447,863	23,517,815
Retail and wholesale | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	288,452	284,905
Retail and wholesale | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	301,658	105,890
Retail and wholesale | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	301,658	105,890
Retail and wholesale | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,286,997	1,175,495
Retail and wholesale | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	712,936	734,170
Retail and wholesale | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,548,909	3,504,409
Retail and wholesale | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	10,324,128	10,328,099
Retail and wholesale | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,873,037	13,832,508
Real estate and business
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	51,803,279	50,854,560
Real estate and business | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	47,174,940	47,372,899
Real estate and business | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		0
Real estate and business | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	47,109,684	47,301,730
Real estate and business | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	65,256	71,169
Real estate and business | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	149,652	120,242
Real estate and business | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		49,526
Real estate and business | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	149,652	70,716
Real estate and business | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,149,229	1,308,223
Real estate and business | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,790,042	1,698,290
Real estate and business | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	539,416	354,906
Real estate and business | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	92,172	119,573
Real estate and business | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,325,044	4,715,541
Real estate and business | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,417,216	4,835,114
Construction service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,191,007	7,125,815
Construction service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	5,460,846	4,869,323
Construction service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		0
Construction service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	5,409,739	4,823,554
Construction service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	51,107	45,769
Construction service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	109,159	99,043
Construction service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	99,159	99,043
Construction service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	10,000	0
Construction service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	304,020	98,864
Construction service | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,056,603	1,774,505
Construction service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	260,379	284,080
Construction service | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	179,255	152,112
Construction service | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,408,759	2,471,645
Construction service | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,588,014	2,623,757
Lodging and Restaurant
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,904,653	6,851,381
Lodging and Restaurant | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,756,129	6,750,696
Lodging and Restaurant | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,735,852	6,730,886
Lodging and Restaurant | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,277	19,810
Lodging and Restaurant | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		1,000
Lodging and Restaurant | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		1,000
Lodging and Restaurant | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	136,364	68,630
Lodging and Restaurant | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	12,160	31,055
Lodging and Restaurant | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	115,827	60,077
Lodging and Restaurant | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	531,832	428,695
Lodging and Restaurant | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	647,659	488,772
Other industry
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	151,447,438	145,008,111
Other industry | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	53,262,816	45,660,623
Other industry | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	562,474	422,079
Other industry | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	186,211	213,615
Other industry | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	51,324,876	44,076,570
Other industry | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,189,255	948,359
Other industry | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	68,515	159,259
Other industry | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		59,428
Other industry | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	68,515	99,831
Other industry | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,428,259	24,484,539
Other industry | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	49,952,877	51,180,570
Other industry | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,734,971	23,523,120
Other industry | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,113,748	2,601,841
Other industry | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,644,317	17,788,097
Other industry | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,758,065	20,389,938
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	225,504,220	202,648,519
Retail customers | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	225,504,220	202,648,519
Retail customers | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	199,809,576	177,454,344
Retail customers | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,694,644	25,194,175
Retail customers | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	12,979	278,925
Retail customers | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	128,329,204	126,217,287
Retail customers | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 128,342,183	₩ 126,496,212